Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.
(a)
............... 5,798 $ 1,133,161
General Dynamics Corp. .............. 5,995 1,397,195
HEICO Corp. ..................... 3,412 583,281
HEICO Corp., Class A ................ 5,985 800,075
Howmet Aerospace, Inc. .............. 31,578 1,284,909
Huntington Ingalls Industries, Inc. ........ 3,421 754,467
Textron, Inc. ...................... 11,422 832,093
TransDigm Group, Inc. ............... 2,644 1,897,731
8,682,912
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc. .......... 3,899 390,563
Airlines — 0.2%
American Airlines Group, Inc.
(a)
.......... 29,687 479,148
Delta Air Lines, Inc.
(a)
................ 26,578 1,039,200
Southwest Airlines Co. ............... 27,142 970,869
2,489,217
Auto Components — 0.1%
Aptiv plc
(a)
........................ 13,897 1,571,612
BorgWarner, Inc. ................... 6,619 312,946
Lear Corp. ....................... 2,207 321,737
2,206,295
Automobiles — 2.6%
(a)
Lucid Group, Inc.
(b)
.................. 50,443 589,679
Tesla, Inc. ........................ 230,296 39,891,873
40,481,552
Banks — 0.3%
Comerica, Inc. ..................... 3,637 266,628
Commerce Bancshares, Inc. ........... 3,044 202,609
Cullen/Frost Bankers, Inc. ............. 2,047 266,683
First Citizens BancShares , Inc., Class A .... 487 378,730
First Republic Bank ................. 15,687 2,209,985
Signature Bank .................... 2,424 312,575
Western Alliance Bancorp ............. 3,595 270,955
3,908,165
Beverages — 1.4%
Brown-Forman Corp., Class A .......... 4,790 318,535
Brown-Forman Corp., Class B, NVS ...... 15,681 1,044,041
Coca-Cola Co. (The) ................ 109,141 6,692,526
Constellation Brands, Inc., Class A ....... 4,129 955,946
Keurig Dr Pepper, Inc. ............... 23,513 829,539
Monster Beverage Corp.
(a)
............. 32,664 3,399,669
PepsiCo, Inc. ..................... 52,718 9,015,832
22,256,088
Biotechnology — 1.3%
(a)
Alnylam Pharmaceuticals, Inc. .......... 10,551 2,388,747
BioMarin Pharmaceutical, Inc. .......... 15,941 1,838,794
Horizon Therapeutics plc .............. 11,437 1,254,868
Incyte Corp. ...................... 15,837 1,348,362
Karuna Therapeutics, Inc. ............. 2,358 470,162
Neurocrine Biosciences, Inc. ........... 8,245 914,618
Regeneron Pharmaceuticals, Inc. ........ 3,162 2,398,282
Sarepta Therapeutics, Inc. ............. 7,528 940,774
Seagen , Inc. ...................... 11,784 1,643,632
United Therapeutics Corp. ............. 1,278 336,331
Vertex Pharmaceuticals, Inc. ........... 22,012 7,112,077
20,646,647
Security
Shares
Shares Value
Building Products — 0.5%
A O Smith Corp. ................... 5,026 $ 340,260
Advanced Drainage Systems, Inc. ....... 5,474 551,998
Allegion plc ....................... 3,390 398,495
Builders FirstSource , Inc.
(a)
............ 4,959 395,232
Carlisle Cos., Inc. .................. 2,938 737,027
Carrier Global Corp. ................. 23,121 1,052,699
Johnson Controls International plc ....... 18,357 1,277,096
Lennox International, Inc. ............. 1,340 349,231
Owens Corning .................... 2,571 248,487
Trane Technologies plc ............... 11,290 2,022,265
7,372,790
Capital Markets — 2.6%
Ameriprise Financial, Inc. ............. 3,674 1,286,341
Ares Management Corp., Class A ........ 13,385 1,110,821
Blackstone, Inc., NVS ................ 22,115 2,122,155
Charles Schwab Corp. (The) ........... 130,812 10,127,465
FactSet Research Systems, Inc. ......... 3,264 1,380,476
Interactive Brokers Group, Inc., Class A .... 8,823 705,311
LPL Financial Holdings, Inc. ............ 6,824 1,618,107
MarketAxess Holdings, Inc. ............ 3,224 1,173,052
Moody's Corp. ..................... 6,753 2,179,531
Morningstar, Inc. ................... 2,145 520,978
MSCI, Inc. ....................... 6,855 3,643,844
Nasdaq, Inc. ...................... 13,878 835,317
Raymond James Financial, Inc. ......... 16,605 1,872,546
Robinhood Markets, Inc., Class A
(a)
....... 43,598 453,855
S&P Global, Inc. ................... 28,558 10,707,536
SEI Investments Co. ................. 4,776 298,166
40,035,501
Chemicals — 1.4%
Air Products & Chemicals, Inc. .......... 7,002 2,244,211
Albemarle Corp. ................... 10,049 2,828,291
Corteva , Inc. ...................... 26,239 1,691,104
Ecolab, Inc. ...................... 13,707 2,122,255
FMC Corp. ....................... 3,834 510,421
Linde plc ........................ 21,345 7,063,914
LyondellBasell Industries NV, Class A ..... 7,657 740,355
Olin Corp. ........................ 6,514 420,739
RPM International, Inc. ............... 6,888 619,300
Sherwin-Williams Co. (The) ............ 12,606 2,982,454
Westlake Corp. .................... 1,547 189,894
21,412,938
Commercial Services & Supplies — 0.7%
Cintas Corp. ...................... 4,620 2,050,079
Copart , Inc.
(a)
..................... 36,750 2,447,917
Republic Services, Inc. ............... 10,381 1,295,756
Rollins, Inc. ....................... 19,850 722,540
Tetra Tech, Inc. .................... 4,542 706,372
Waste Management, Inc. .............. 19,938 3,085,007
10,307,671
Communications Equipment — 0.4%
Arista Networks, Inc.
(a)
............... 21,229 2,675,279
Ciena Corp.
(a)
..................... 12,703 660,810
F5, Inc.
(a)
........................ 2,188 323,080
Motorola Solutions, Inc. .............. 6,508 1,672,621
5,331,790
Construction & Engineering — 0.2%
AECOM ......................... 5,723 499,446
Quanta Services, Inc. ................ 7,404 1,126,815
WillScot Mobile Mini Holdings Corp.
(a)
..... 17,912 868,016
2,494,277

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.3%
Martin Marietta Materials, Inc. .......... 5,326 $ 1,915,442
Vulcan Materials Co. ................ 11,402 2,090,329
4,005,771
Consumer Finance — 0.1%
Discover Financial Services ............ 14,289 1,667,955
Containers & Packaging — 0.1%
AptarGroup, Inc. ................... 2,706 312,922
Avery Dennison Corp. ................ 3,614 684,636
Crown Holdings, Inc. ................ 4,493 396,103
Sealed Air Corp. ................... 4,312 236,125
1,629,786
Distributors — 0.1%
Genuine Parts Co. .................. 5,251 881,223
LKQ Corp. ....................... 7,318 431,469
Pool Corp. ....................... 2,192 845,257
2,157,949
Diversified Consumer Services — 0.0%
Service Corp. International ............ 8,167 605,583
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 21,894 1,549,657
Electric Utilities — 0.5%
Constellation Energy Corp. ............ 28,045 2,393,921
NextEra Energy, Inc. ................ 56,522 4,218,237
NRG Energy, Inc. ................... 10,928 373,956
6,986,114
Electrical Equipment — 0.4%
AMETEK, Inc. ..................... 19,693 2,853,910
Generac Holdings, Inc.
(a)
.............. 2,664 321,278
Hubbell, Inc. ...................... 4,605 1,054,130
Plug Power, Inc.
(a)(b)
................. 44,992 765,764
Rockwell Automation, Inc. ............. 5,925 1,671,028
6,666,110
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A ............. 51,039 4,071,381
CDW Corp. ....................... 11,610 2,275,908
Cognex Corp. ..................... 14,833 811,958
Corning, Inc. ...................... 20,280 701,891
Flex Ltd.
(a)
........................ 13,736 320,736
Jabil, Inc. ........................ 7,121 559,924
Keysight Technologies, Inc.
(a)
........... 15,335 2,750,332
TE Connectivity Ltd. ................. 9,260 1,177,409
Teledyne Technologies, Inc.
(a)(b)
......... 4,019 1,705,101
Trimble, Inc.
(a)
..................... 12,308 714,603
Zebra Technologies Corp., Class A
(a)
...... 2,740 866,333
15,955,576
Energy Equipment & Services — 0.5%
Baker Hughes Co. .................. 50,906 1,615,756
Halliburton Co. .................... 39,686 1,635,857
Schlumberger Ltd. .................. 77,314 4,405,352
7,656,965
Entertainment — 1.8%
Activision Blizzard, Inc. ............... 29,230 2,238,141
Electronic Arts, Inc. ................. 13,168 1,694,458
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 1,421 90,489
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 10,285 728,178
Live Nation Entertainment, Inc.
(a)
........ 12,250 986,003
Security
Shares
Shares Value
Entertainment (continued)
Netflix, Inc.
(a)
...................... 25,123 $ 8,890,025
ROBLOX Corp., Class A
(a)
............. 31,103 1,157,343
Roku, Inc.
(a)
....................... 10,449 600,817
Take-Two Interactive Software, Inc.
(a)
...... 13,530 1,532,002
Walt Disney Co. (The)
(a)
.............. 96,162 10,432,615
28,350,071
Equity Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities, Inc. ...... 5,571 895,483
American Homes 4 Rent, Class A ........ 16,576 568,391
American Tower Corp. ............... 21,331 4,765,132
AvalonBay Communities, Inc. .......... 7,162 1,270,825
Brixmor Property Group, Inc. ........... 8,050 189,416
Camden Property Trust ............... 9,133 1,125,277
Crown Castle, Inc. .................. 18,638 2,760,474
CubeSmart ....................... 12,443 569,765
Digital Realty Trust, Inc. .............. 13,107 1,502,324
EastGroup Properties, Inc. ............ 3,740 629,255
Equinix , Inc. ...................... 7,933 5,855,585
Equity LifeStyle Properties, Inc. ......... 9,407 675,234
Equity Residential .................. 17,818 1,134,116
Essex Property Trust, Inc. ............. 2,355 532,395
Extra Space Storage, Inc. ............. 11,483 1,812,362
Federal Realty Investment Trust ......... 3,535 394,259
Gaming and Leisure Properties, Inc. ...... 6,865 367,689
Healthpeak Properties, Inc. ............ 24,101 662,295
Host Hotels & Resorts, Inc. ............ 61,321 1,155,901
Invitation Homes, Inc. ................ 49,815 1,618,987
Iron Mountain, Inc. .................. 9,580 522,876
Lamar Advertising Co., Class A ......... 2,340 249,304
Life Storage, Inc. ................... 4,365 471,595
Mid-America Apartment Communities, Inc. .. 5,119 853,440
Prologis, Inc. ...................... 49,488 6,397,809
Public Storage ..................... 8,402 2,557,065
Realty Income Corp. ................. 23,561 1,598,143
Regency Centers Corp. .............. 5,339 355,738
Rexford Industrial Realty, Inc. .......... 15,917 1,010,252
SBA Communications Corp. ........... 9,258 2,754,533
STORE Capital Corp. ................ 7,490 241,253
Sun Communities, Inc. ............... 10,626 1,666,794
UDR, Inc. ........................ 15,818 673,689
Ventas, Inc. ...................... 11,534 597,576
VICI Properties, Inc. ................. 27,024 923,680
Welltower , Inc. ..................... 15,423 1,157,342
50,516,254
Food & Staples Retailing — 1.4%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 4,863 352,422
Casey's General Stores, Inc. ........... 1,909 450,352
Costco Wholesale Corp. .............. 37,990 19,418,209
Performance Food Group Co.
(a)
......... 13,350 818,622
US Foods Holding Corp.
(a)
............. 8,863 337,946
21,377,551
Food Products — 0.4%
Darling Ingredients, Inc.
(a)
............. 5,342 354,121
Hershey Co. (The) .................. 12,601 2,830,185
Hormel Foods Corp. ................. 12,920 585,405
Lamb Weston Holdings, Inc. ........... 12,336 1,232,243
McCormick & Co., Inc., NVS ........... 9,025 677,958
5,679,912
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 4,573 537,510

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................. 43,047 $ 4,758,846
Align Technology, Inc.
(a)
............... 6,228 1,679,878
Boston Scientific Corp.
(a)
.............. 55,840 2,582,600
Cooper Cos., Inc. (The) .............. 2,548 889,074
Dexcom , Inc.
(a)
.................... 33,124 3,547,249
Edwards Lifesciences Corp.
(a)
.......... 53,021 4,066,711
Hologic , Inc.
(a)
..................... 12,091 983,845
IDEXX Laboratories, Inc.
(a)
............. 7,104 3,413,472
Insulet Corp.
(a)(b)
.................... 5,957 1,711,565
Intuitive Surgical, Inc.
(a)
............... 30,306 7,445,881
Novocure Ltd.
(a)(b)
................... 7,742 705,916
ResMed , Inc. ..................... 12,566 2,869,697
Shockwave Medical, Inc.
(a)
............. 3,102 582,959
STERIS plc ....................... 8,559 1,767,519
Stryker Corp. ..................... 13,880 3,522,883
Teleflex, Inc. ...................... 1,891 460,307
40,988,402
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.
(a)
........... 7,805 655,776
agilon health, Inc.
(a)(b)
................ 16,954 368,919
Centene Corp.
(a)
................... 16,343 1,245,990
Chemed Corp. ..................... 607 306,620
Cigna Corp. ...................... 8,636 2,734,762
Elevance Health, Inc. ................ 8,839 4,419,412
HCA Healthcare, Inc. ................ 6,095 1,554,652
Humana, Inc. ..................... 10,854 5,553,992
Molina Healthcare, Inc.
(a)
.............. 3,112 970,415
R1 RCM, Inc.
(a)
.................... 11,789 168,701
UnitedHealth Group, Inc. .............. 80,160 40,015,070
57,994,309
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 12,048 2,054,786
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A
(a)(b)
............... 34,157 3,795,184
Aramark ......................... 9,128 406,470
Booking Holdings, Inc.
(a)
.............. 3,324 8,090,948
Caesars Entertainment, Inc.
(a)
.......... 18,405 958,164
Chipotle Mexican Grill, Inc.
(a)
........... 2,378 3,915,092
Choice Hotels International, Inc. ......... 2,377 292,110
Churchill Downs, Inc. ................ 2,822 700,138
Darden Restaurants, Inc. ............. 4,314 638,343
Domino's Pizza, Inc. ................. 2,006 708,118
Hilton Worldwide Holdings, Inc. ......... 23,193 3,365,072
Las Vegas Sands Corp.
(a)
............. 16,768 989,312
Marriott International, Inc., Class A ....... 23,078 4,019,726
McDonald's Corp. .................. 26,206 7,007,484
MGM Resorts International ............ 27,334 1,131,901
Royal Caribbean Cruises Ltd.
(a)
......... 9,941 645,569
Starbucks Corp. .................... 63,334 6,912,273
Vail Resorts, Inc. ................... 3,458 907,172
Wyndham Hotels & Resorts, Inc. ........ 4,961 384,527
Yum! Brands, Inc. .................. 14,385 1,877,386
46,744,989
Household Durables — 0.1%
Lennar Corp., Class A ................ 7,388 756,531
Lennar Corp., Class B ............... 420 36,271
792,802
Household Products — 0.1%
Church & Dwight Co., Inc. ............. 9,390 759,275
Clorox Co. (The) ................... 6,310 912,994
1,672,269
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. ...................... 12,700 $ 292,862
Industrial Conglomerates — 0.3%
General Electric Co. ................. 60,590 4,876,283
Insurance — 1.9%
American Financial Group, Inc. ......... 2,353 335,514
Aon plc, Class A ................... 10,041 3,199,866
Arch Capital Group Ltd.
(a)
............. 13,950 897,682
Arthur J Gallagher & Co. .............. 18,082 3,539,009
Brown & Brown, Inc. ................. 20,164 1,180,804
Chubb Ltd. ....................... 10,445 2,376,133
Cincinnati Financial Corp. ............. 4,583 518,566
Erie Indemnity Co., Class A, NVS ........ 2,137 522,176
Everest Re Group Ltd. ............... 1,078 376,966
Kinsale Capital Group, Inc. ............ 1,849 514,836
Markel Corp.
(a)(b)
.................... 1,153 1,624,554
Marsh & McLennan Cos., Inc. .......... 23,381 4,089,571
Progressive Corp. (The) .............. 50,176 6,841,498
W R Berkley Corp. .................. 17,531 1,229,624
Willis Towers Watson plc .............. 5,052 1,284,168
28,530,967
Interactive Media & Services — 4.0%
(a)
Alphabet, Inc., Class A ............... 308,551 30,497,181
Alphabet, Inc., Class C, NVS ........... 273,512 27,315,643
Match Group, Inc. .................. 23,954 1,296,391
Pinterest, Inc., Class A ............... 50,391 1,324,779
Snap, Inc., Class A, NVS .............. 86,240 996,935
ZoomInfo Technologies, Inc. ........... 23,192 654,710
62,085,639
Internet & Direct Marketing Retail — 3.1%
(a)
Amazon.com, Inc. .................. 386,452 39,854,795
DoorDash , Inc., Class A .............. 22,540 1,305,517
Etsy, Inc.
(b)
....................... 10,782 1,483,387
MercadoLibre , Inc.
(b)
................. 3,967 4,687,764
47,331,463
IT Services — 7.2%
Accenture plc, Class A ............... 36,921 10,302,805
Akamai Technologies, Inc.
(a)
............ 6,616 588,493
Automatic Data Processing, Inc. ......... 35,575 8,033,191
Block, Inc., Class A
(a)
................ 46,089 3,766,393
Broadridge Financial Solutions, Inc. ...... 10,092 1,517,433
Cloudflare , Inc., Class A
(a)(b)
............ 24,413 1,291,692
Concentrix Corp. ................... 1,499 212,573
EPAM Systems, Inc.
(a)
................ 4,935 1,641,628
Fiserv, Inc.
(a)
...................... 29,577 3,155,275
FleetCor Technologies, Inc.
(a)
........... 3,172 662,345
Gartner, Inc.
(a)
..................... 6,774 2,290,560
Genpact Ltd. ...................... 7,425 351,054
Global Payments, Inc. ............... 10,313 1,162,481
GoDaddy , Inc., Class A
(a)
.............. 13,297 1,092,083
Jack Henry & Associates, Inc. .......... 6,254 1,126,283
Mastercard , Inc., Class A .............. 72,806 26,981,904
MongoDB, Inc.
(a)
................... 5,893 1,262,340
Okta , Inc., Class A
(a)
................. 13,025 958,770
Paychex, Inc. ..................... 14,755 1,709,514
PayPal Holdings, Inc.
(a)
............... 39,403 3,210,951
Snowflake, Inc., Class A
(a)(b)
............ 24,423 3,820,734
Toast, Inc., Class A
(a)
................ 26,517 591,594
Twilio , Inc., Class A
(a)
................ 14,965 895,506
VeriSign, Inc.
(a)
.................... 7,907 1,724,121
Visa, Inc., Class A
(b)
................. 140,292 32,296,621

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
WEX, Inc.
(a)
....................... 2,195 $ 406,009
111,052,353
Leisure Products — 0.0%
Mattel, Inc.
(a)
...................... 14,476 296,179
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc. ............. 25,392 3,861,615
Avantor , Inc.
(a)
..................... 36,794 879,377
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,848 863,866
Bio- Techne Corp. ................... 13,462 1,072,383
Bruker Corp. ...................... 8,575 601,279
Charles River Laboratories International, Inc.
(a)
(b)
........................... 4,367 1,062,273
Danaher Corp. .................... 56,246 14,870,317
Illumina, Inc.
(a)
..................... 13,491 2,889,772
IQVIA Holdings, Inc.
(a)
................ 8,415 1,930,485
Mettler -Toledo International, Inc.
(a)
....... 1,914 2,934,009
Repligen Corp.
(a)
................... 4,426 820,138
Thermo Fisher Scientific, Inc. ........... 18,778 10,709,657
Waters Corp.
(a)
.................... 3,288 1,080,371
West Pharmaceutical Services, Inc. ...... 6,348 1,686,029
45,261,571
Machinery — 1.9%
Caterpillar, Inc. .................... 20,450 5,159,331
Chart Industries, Inc.
(a)(b)
.............. 3,586 480,452
Deere & Co. ...................... 14,456 6,112,575
Dover Corp. ...................... 6,057 919,634
Fortive Corp. ...................... 17,640 1,200,049
Graco , Inc. ....................... 14,451 987,292
IDEX Corp. ....................... 6,469 1,550,490
Ingersoll Rand, Inc. ................. 34,730 1,944,880
Lincoln Electric Holdings, Inc. .......... 4,955 826,841
Middleby Corp. (The)
(a)
............... 2,015 313,232
Nordson Corp. ..................... 4,611 1,121,856
Otis Worldwide Corp. ................ 13,428 1,104,185
PACCAR, Inc. ..................... 16,061 1,755,628
Parker-Hannifin Corp. ................ 5,275 1,719,650
RBC Bearings, Inc.
(a)(b)
............... 2,490 607,485
Toro Co. (The) ..................... 8,939 996,877
Westinghouse Air Brake Technologies Corp. . 9,342 969,793
Xylem, Inc. ....................... 15,459 1,607,891
29,378,141
Media — 0.3%
Charter Communications, Inc., Class A
(a)
... 3,736 1,435,782
Liberty Broadband Corp., Class A
(a)
....... 1,362 122,062
Liberty Broadband Corp., Class C, NVS
(a)
.. 10,259 921,053
Sirius XM Holdings, Inc.
(b)
............. 31,297 181,210
Trade Desk, Inc. (The), Class A
(a)
........ 38,191 1,936,284
4,596,391
Metals & Mining — 0.1%
Nucor Corp. ...................... 12,254 2,071,171
Multiline Retail — 0.3%
Dollar General Corp. ................ 10,536 2,461,210
Dollar Tree, Inc.
(a)
................... 18,052 2,711,049
5,172,259
Multi-Utilities — 0.1%
Ameren Corp. ..................... 7,605 660,646
CenterPoint Energy, Inc. .............. 17,285 520,624
CMS Energy Corp. .................. 8,467 535,030
1,716,300
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 2.0%
APA Corp. ....................... 14,794 $ 655,818
Cheniere Energy, Inc. ................ 21,329 3,258,858
Chevron Corp. ..................... 47,836 8,324,421
ConocoPhillips .................... 44,005 5,362,889
Coterra Energy, Inc. ................. 33,220 831,496
Devon Energy Corp. ................. 26,096 1,650,311
EQT Corp. ....................... 15,980 522,066
Hess Corp. ....................... 15,040 2,258,406
HF Sinclair Corp. ................... 3,788 215,537
Marathon Oil Corp. .................. 26,974 740,976
Marathon Petroleum Corp. ............ 15,610 2,006,197
Matador Resources Co. .............. 6,394 423,027
Murphy Oil Corp. ................... 5,642 246,048
New Fortress Energy, Inc. ............. 4,063 157,604
Ovintiv , Inc. ....................... 10,647 524,152
Pioneer Natural Resources Co. ......... 6,688 1,540,581
Range Resources Corp. .............. 9,794 245,046
Southwestern Energy Co.
(a)
............ 32,957 181,923
Targa Resources Corp. ............... 11,088 831,822
Texas Pacific Land Corp. .............. 528 1,053,809
31,030,987
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 11,663 3,231,584
Pharmaceuticals — 2.7%
Catalent , Inc.
(a)
.................... 8,521 456,300
Eli Lilly & Co. ..................... 67,675 23,290,351
Merck & Co., Inc. ................... 99,273 10,662,913
Zoetis, Inc. ....................... 39,974 6,615,297
41,024,861
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp. ....... 6,677 631,911
Clarivate plc
(a)(b)
.................... 17,373 193,188
CoStar Group, Inc.
(a)
................. 34,876 2,716,840
Equifax, Inc. ...................... 6,984 1,551,845
Jacobs Solutions, Inc. ................ 4,769 589,210
TransUnion ....................... 9,978 715,922
Verisk Analytics, Inc. ................. 13,412 2,438,167
8,837,083
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc., Class A ............ 8,885 759,756
Zillow Group, Inc., Class A ............. 4,988 214,285
Zillow Group, Inc., Class C, NVS ........ 13,971 617,658
1,591,699
Road & Rail — 0.8%
CSX Corp. ....................... 63,090 1,950,743
Hertz Global Holdings, Inc.
(a)(b)
.......... 5,998 108,084
JB Hunt Transport Services, Inc. ........ 7,105 1,343,200
Knight-Swift Transportation Holdings, Inc. .. 5,257 310,689
Old Dominion Freight Line, Inc. ......... 7,772 2,589,941
Uber Technologies, Inc.
(a)
............. 79,058 2,445,264
U-Haul Holding Co. ................. 465 31,169
Union Pacific Corp. ................. 16,558 3,380,978
12,160,068
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.
(a)
......... 138,282 10,391,892
Analog Devices, Inc. ................. 17,547 3,008,784
Broadcom, Inc. .................... 16,671 9,752,702
Enphase Energy, Inc.
(a)
............... 11,657 2,580,627
Entegris , Inc. ...................... 12,781 1,031,555
Marvell Technology, Inc. .............. 73,121 3,155,171
Microchip Technology, Inc. ............. 19,291 1,497,367

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ............... 38,268 $ 2,307,560
Monolithic Power Systems, Inc. ......... 3,821 1,629,886
NVIDIA Corp. ..................... 213,639 41,738,651
ON Semiconductor Corp.
(a)
............ 37,089 2,724,187
QUALCOMM, Inc. .................. 41,906 5,582,298
Skyworks Solutions, Inc. .............. 4,346 476,626
SolarEdge Technologies, Inc.
(a)
.......... 4,795 1,530,228
Teradyne, Inc. ..................... 8,135 827,330
Texas Instruments, Inc. ............... 41,298 7,318,419
Wolfspeed , Inc.
(a)
................... 4,786 368,570
95,921,853
Software — 16.9%
Adobe, Inc.
(a)
...................... 39,915 14,782,121
ANSYS, Inc.
(a)
..................... 7,469 1,989,443
Aspen Technology, Inc.
(a)
.............. 2,493 495,484
Atlassian Corp., Class A
(a)
............. 12,714 2,054,837
Autodesk, Inc.
(a)
.................... 18,510 3,982,612
Bentley Systems, Inc., Class B .......... 16,853 658,110
Bill.com Holdings, Inc.
(a)
.............. 8,156 942,997
Black Knight, Inc.
(a)
.................. 13,380 810,694
Cadence Design Systems, Inc.
(a)
........ 23,528 4,301,624
Ceridian HCM Holding, Inc.
(a)
........... 13,169 951,855
Crowdstrike Holdings, Inc., Class A
(a)
...... 18,427 1,951,419
Datadog , Inc., Class A
(a)
.............. 21,293 1,592,929
DocuSign, Inc.
(a)
................... 17,222 1,044,342
Dynatrace , Inc.
(a)
................... 17,278 663,994
Fair Isaac Corp.
(a)
................... 2,140 1,425,133
Fortinet, Inc.
(a)
..................... 55,611 2,910,680
HubSpot , Inc.
(a)
.................... 4,167 1,445,991
Intuit, Inc. ........................ 24,176 10,218,470
Manhattan Associates, Inc.
(a)
........... 5,352 697,687
Microsoft Corp. .................... 639,431 158,457,396
Oracle Corp. ...................... 42,072 3,721,689
Palantir Technologies, Inc., Class A
(a)
..... 151,081 1,175,410
Palo Alto Networks, Inc.
(a)
............. 25,763 4,087,042
Paycom Software, Inc.
(a)
.............. 4,170 1,350,830
Paylocity Holding Corp.
(a)
............. 3,534 736,097
Procore Technologies, Inc.
(a)
........... 5,919 331,168
PTC, Inc.
(a)
....................... 9,067 1,222,957
Roper Technologies, Inc. .............. 3,702 1,579,828
Salesforce, Inc.
(a)
................... 85,760 14,405,107
ServiceNow , Inc.
(a)
.................. 17,321 7,883,307
Splunk , Inc.
(a)
..................... 12,838 1,229,495
Synopsys, Inc.
(a)
................... 13,117 4,640,139
Tyler Technologies, Inc.
(a)
............. 3,572 1,152,934
Unity Software, Inc.
(a)
................ 20,910 742,723
VMware, Inc., Class A
(a)
.............. 8,607 1,054,099
Workday, Inc., Class A
(a)
.............. 17,242 3,128,216
Zoom Video Communications, Inc., Class A
(a)
18,944 1,420,800
Zscaler , Inc.
(a)(b)
.................... 7,241 899,043
262,138,702
Specialty Retail — 2.1%
AutoZone, Inc.
(a)
................... 1,076 2,624,203
Burlington Stores, Inc.
(a)
.............. 3,090 710,175
Security
Shares
Shares Value
Specialty Retail (continued)
Five Below, Inc.
(a)
................... 4,761 $ 938,536
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 9,098 825,826
Home Depot, Inc. (The) .............. 28,644 9,285,526
Lowe's Cos., Inc. ................... 21,394 4,455,301
Murphy USA, Inc. .................. 640 174,099
O'Reilly Automotive, Inc.
(a)
............. 2,804 2,221,749
Ross Stores, Inc. ................... 29,764 3,517,807
TJX Cos., Inc. (The) ................. 48,626 3,980,524
Tractor Supply Co. .................. 9,475 2,160,205
Ulta Beauty, Inc.
(a)
.................. 4,389 2,255,770
33,149,721
Technology Hardware, Storage & Peripherals — 12.0%
Apple, Inc. ....................... 1,282,692 185,079,628
NetApp, Inc. ...................... 6,203 410,825
Pure Storage, Inc., Class A
(a)
........... 24,099 697,425
186,187,878
Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.
(a)
.............. 2,269 969,952
Lululemon Athletica , Inc.
(a)
............. 9,951 3,053,763
NIKE, Inc., Class B ................. 74,220 9,450,433
13,474,148
Trading Companies & Distributors — 0.5%
Fastenal Co. ...................... 49,121 2,483,067
United Rentals, Inc.
(a)
................ 5,945 2,621,448
Watsco , Inc. ...................... 2,852 819,579
WW Grainger, Inc. .................. 3,854 2,271,856
8,195,950
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 9,643 1,509,033
Essential Utilities, Inc. ................ 11,623 543,143
2,052,176
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.
(a)
.................. 51,214 7,646,762
Total Long-Term Investments — 99.8%
(Cost: $1,363,777,797) ........................... 1,542,911,778
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(e)
............ 51,029,822 51,060,440
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 3,448,838 3,448,838
Total Short-Term Securities — 3.5%
(Cost: $54,480,307) .............................. 54,509,278
Total Investments — 103.3%
(Cost: $1,418,258,104 ) ........................... 1,597,421,056
Liabilities in Excess of Other Assets — (3.3)% ............ (50,297,500)
Net Assets — 100.0% ..............................
$ 1,547,123,556
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 31,914,376 $ 19,114,147
(a)
$ — $ 8,375 $ 23,542 $ 51,060,440 51,029,822 $ 149,594
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 3,207,000 241,838
(a)
— — — 3,448,838 3,448,838 53,284 —
$ 8,375 $ 23,542 $ 54,509,278 $ 202,878 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 15 03/17/23 $ 3,646 $ 273,712
S&P E-Mini Communication Services Index ........................................ 1 03/17/23 72 6,360
$ 280,072

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,542,911,778 $ — $ — $ 1,542,911,778
Short-Term Securities
Money Market Funds ...................................... 54,509,278 — — 54,509,278
$ 1,597,421,056 $ — $ — $ 1,597,421,056
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 280,072 $ — $ — $ 280,072
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
S&P Standard & Poor's